Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 64,800	$ 64,800
Less: accumulated amortization	(20,793)	(9,314)
Total intangible assets, net	44,007	55,486
Internet Domain Names [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	14,800	14,800
Computer Software, Intangible Asset [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 50,000	$ 50,000